CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 175,696	$ 25,344	¥ 262,429
Accounts receivable, net of allowance for credit losses of RMB215 as of both February 28, 2022 and 2023	887	128	2,037
Other receivables, deposits and other assets, net of allowance for credit losses of RMB5,052 and RMB 5,852 as of February 28, 2022 and 2023, respectively	7,306	1,055	11,979
Amount due from related parties, net of allowance for credit losses of RMB332 and RMB971 as of February 28, 2022 and 2023, respectively	11,127	1,605	3,534
Short-term investments	24,332	3,510	89,544
Short-term investments under fair value	156,639	22,595
Long-term investment under fair value - current	135,201	19,502	156,459
Total current assets	511,188	73,739	525,982
Non-current assets
Restricted cash	1,362	196	10,273
Property and equipment, net	13,979	2,016	8,643
Operating lease right-of-use assets	29,379	4,238	35,482
Intangible assets, net	2,476	357	3,265
Deferred tax assets	601	87	869
Long-term investments, net	27,500	3,967	14,000
Long-term investment under fair value - non-current	13,583	1,959
Other non-current assets	972	140	4,019
Total non-current assets	89,852	12,960	76,551
TOTAL ASSETS	601,040	86,699	602,533
Current liabilities
Amounts due to related parties	867	125	883
Accrued expenses and other current liabilities	59,542	8,589	68,289
Operating lease liabilities - current	2,531	365	3,185
Income tax payable	17,171	2,477	14,722
Deferred revenue	7,269	1,049	6,492
Total current liabilities	87,380	12,605	93,571
Non-current liabilities
Deferred tax liabilities	575	83	725
Operating lease liabilities - non-current	1,195	172	5,743
Total non-current liabilities	1,770	255	6,468
TOTAL LIABILITIES	89,150	12,860	100,039
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 21,238,806 and 21,189,215 shares issued and outstanding as of February 28, 2022 and 2023, respectively)	14	2	14
Additional paid-in capital	780,191	112,541	777,023
Treasury shares (2,863,117 and 2,912,768 shares as of February 28, 2022 and 2023, respectively)	(55,931)	(8,068)	(55,693)
Accumulated deficit	(282,300)	(40,721)	(252,634)
Accumulated other comprehensive (loss) income	15,758	2,273	(22,768)
Shareholders’ equity	457,732	66,027	445,942
Non-controlling interests	54,158	7,812	56,552
Total equity	511,890	73,839	502,494
TOTAL LIABILITIES AND EQUITY	¥ 601,040	$ 86,699	¥ 602,533